Financial Instruments (Narrative) (Details) $ in Millions		12 Months Ended
	Sep. 01, 2021 CAD ($)	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Disclosure of financial assets [line items]
Impact on net income with one dollar change		$ 1	$ 2
Accounts receivable		332	301
Provision for doubtful accounts		67	78	$ 74
Credit risk [member]
Disclosure of financial assets [line items]
Accounts receivable		332	301
Forward Contract [Member]
Disclosure of financial assets [line items]
Notional amount	$ 132	$ 132
Forward contracts purchase period		12 months
Average foreign exchange rate	1.2666	1.2756
Hypothetical exchange rate		10.00%
Hypothetical change resulting in a change to other comprehensive income		$ 13	12
Forward Contract [Member] | Past Due [Member]
Disclosure of financial assets [line items]
Accounts receivable		$ 87	$ 124